Commitment and Contingencies - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Commitments and Contingencies Disclosure [Line Items]
Investment commitments	¥ 1,500
Network Infrastructure and Buildings
Commitments and Contingencies Disclosure [Line Items]
Capital commitments contracted not yet reflected in financial statements	754		$ 116
Obligations related to the entity's directors and officers
Commitments and Contingencies Disclosure [Line Items]
Investment commitments | $		$ 223
Fair value of indemnification obligations related to the entity's directors and officers	¥ 0			¥ 0